Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Shares

12. Redeemable Convertible Preferred Shares

The Company issued Series A redeemable convertible preferred shares with a €0.01375178 par value (the “Series A preferred shares”) in July 2008, issued Series B redeemable convertible preferred shares with a €0.01375178 par value (the “Series B preferred shares”) in July 2010, and issued Series C redeemable convertible preferred shares with a €0.01 par value (the “Series C preferred shares”) in November 2010 (collectively, the “Preferred Shares”). The Preferred Shares are classified outside of shareholders’ deficit because the shares contain redemption features that are not solely within the control of the Company. Upon the closing of the Company’s IPO on October 11, 2012, all of the Company’s outstanding redeemable convertible preferred shares converted into 26,653,383 ordinary shares.

Preferred Shares consisted of the following at December 31, 2011:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Redemption Value	Carrying Value	Ordinary Shares Issuable upon Conversion
Series A preferred shares	8,908,904	8,908,904	$40,001	$44,626	9,502,830
Series B preferred shares	6,150,095	6,150,095	19,004	18,432	4,100,063
Series C preferred shares	19,575,735	19,575,735	68,515	67,781	13,050,490

	34,634,734	34,634,734	$127,520	$130,839	26,653,383

The holders of the Preferred Shares had the following rights and preferences as of December 31, 2011:

Voting and Other Rights

Each holder of Preferred Shares was entitled to vote together with the holders of ordinary shares and was entitled to the number of votes equal to the number of ordinary shares into which such series of preferred shares could convert on the date of record or the effective date of the vote. In addition, the consent of at least a majority of the holders of Preferred Shares, voting together as a single class, was required to effect certain changes to the Company’s debt and equity structure and to effect certain other events. The consent of at least 75% of the holders of each series of preferred shares was required to effect changes to the rights and preferences of that series, and a vote of at least a majority of holders of the Preferred Shares was required to permit the issuance of any class of shares.

The holders of Preferred Shares had, pro rata with the holders of ordinary shares, (i) the right of first refusal on the Company’s issuance of additional Preferred Shares or ordinary shares, (ii) the right of refusal on a holder’s sale of Preferred Shares or ordinary shares (following the Company’s right of first refusal), and (iii) the right to participate in any sale of ordinary shares (other than ordinary shares that were issued upon conversion of Preferred Shares) to a third-party purchaser, including the right to sell the same percentage of their Preferred Shares, on a fully converted basis, or ordinary shares as the holder who entered into the agreement with the third-party purchaser.

Dividends

The Preferred Shares had no specific dividend rights; however, if dividends are declared, then the holders of the Preferred Shares, participating on a fully converted basis, rank equally with the holders of the ordinary shares with respect to those dividends.

Redemption

The Preferred Shares were redeemable at the option of the holders of at least a majority of the then outstanding shares of Preferred Shares, voting together as a single class on a fully converted basis. The Preferred Shares were redeemable in three annual installments, beginning on the date following the fourth anniversary of the original issue date of the Series C preferred shares (that is, on November 23, 2014) and ending on the date two years from such first redemption date at a price equal to the original issue price of $4.49 for Series A preferred shares, $3.09 for Series B preferred shares and $3.50 per share for Series C preferred shares (each, the “Original Issue Price”).

The difference between the aggregate amount initially recorded for each series of the Preferred Shares and the respective aggregate redemption value of each series of the Preferred Shares was being accreted to the redemption value of each series of Preferred Shares over the period from the date of issuance to the earliest redemption date (as may be adjusted) using the effective-interest method. The issuance of the Series B preferred shares modified the original redemption date of the Series A preferred shares from July 24, 2013 to July 30, 2014. The issuance of the Series C preferred shares modified the redemption dates of both the Series A preferred shares and the Series B preferred shares from July 30, 2014 to November 23, 2014. Upon each change of the redemption date, the effective-interest calculation was adjusted such that the difference between the then carrying value of the Series A preferred shares and Series B preferred shares (as of the dates of the change) and their respective redemption values would be then accreted over the new redemption period to the earliest redemption date of November 23, 2014.

Conversion

Each preferred share was convertible at the option of the holder at any time and all preferred shares mandatorily convert upon the vote of a majority of the holders of Preferred Shares, voting together as a single class on a fully converted basis. Each share of Preferred Shares was convertible into the number of fully paid ordinary shares as determined by dividing the respective Preferred Shares Original Issue Price by the conversion price in effect at the time. The conversion prices of the Series A preferred shares at issuance was $5.904116 and as of December 31, 2010 and 2011 was $4.209375. The conversion price of the Series B preferred shares at issuance and as of December 31, 2010 and 2011 was $4.635. The conversion price of the Series C preferred shares at issuance and as of December 31, 2010 and 2011 was $5.25. The Preferred Shares conversion prices were subject to adjustment in accordance with the Company’s Articles of Association for subsequent stock dividends, stock splits and other recapitalizations. In addition, the Articles of Association include a provision that provides for a reduction in the conversion price if there were subsequent issuances of ordinary shares for consideration per share less than the conversion price, which we refer to as the Conversion Price Protection provision.

Each preferred share automatically converts into ordinary shares at the then effective conversion price immediately upon the closing of the Company’s first underwritten public offering in which the aggregate proceeds raised exceed $50,000 and pursuant to which the initial price to the public is at least $13.91 per share (as adjusted for any share capital subdivision or consolidation). Upon the closing of the Company’s IPO on October 11, 2012, all of the Company’s outstanding redeemable convertible preferred shares converted into 26,653,383 ordinary shares.

Liquidation Preference

In the event of any liquidation, dissolution or winding-up of the affairs of the Company, whether voluntary or involuntary, the holders of the then outstanding Preferred Shares were entitled, before any payment is made to the holders of the ordinary shares, to receive an amount per share equal to $4.49 for Series A preferred shares, $3.09 for Series B preferred shares and $3.50 per share for Series C preferred shares (each, the “Liquidation Preference”). In the event that the assets to be distributed are not sufficient to permit payment in full of such liquidation payments, the entire assets of the Company will be distributed ratably in proportion to the liquidation preference of the holders of the Preferred Shares. After the holders of the then outstanding Preferred Shares have been paid in full their liquidation payments, the remaining assets of the Company shall be distributed only to the holders of the ordinary shares on a pro rata basis. In the event of an acquisition or asset transfer, the holder of Preferred Shares were entitled to the distribution of proceeds equal to the greater of the Liquidation Preference or the consideration the holders would receive in a liquidation event had they exercised their conversion privilege immediately prior to such acquisition or asset transfer.

Conversion of Ordinary Shares into Series A Preferred Shares and Series C Preferred Shares

In connection with the issuance of the Series A preferred shares in July 2008 for $25,001 in gross proceeds, certain holders of ordinary shares converted 3,062,833 ordinary shares into 3,340,839 shares of Series A preferred shares and 705,658 deferred shares (see Note 13) and immediately sold the shares of Series A preferred shares for $15,000, or $4.49 per share, to the same investor that purchased the Series A preferred shares from the Company. This Series A preferred shares issued in July 2008 upon conversion of the ordinary shares was recorded by the Company at its fair value of $15,000 (which also equaled its redemption value), with offsetting charges of $72 to par value for the ordinary shares and of $14,928 to accumulated deficit.

In connection with the issuance of Series C preferred shares in November 2010 for $15,000 in gross proceeds, certain holders of ordinary shares converted 10,193,347 ordinary shares into 15,290,021 shares of Series C preferred shares and immediately sold the shares of Series C preferred shares for $53,515, or $3.50 per share, to the same investor that purchased the Series C preferred shares from the Company. This Series C preferred shares issued in November 2010 upon conversion of the ordinary shares was recorded by the Company at its fair value of $53,515 (which also equaled its redemption value), with offsetting charges of $202 to par value for the ordinary shares and of $53,313 to accumulated deficit.

Series A Preferred Shares Modification

In July 2010, the Company issued Series B preferred shares for a price of $3.09 per share. Upon that event and in accordance with the Conversion Price Protection provision provided on the Series A preferred shares conversion price, the Series A preferred shares conversion price per share would have automatically adjusted from $5.904116 to $5.69. However, in connection with the issuance of Series B preferred shares in July 2010, with the approval of shareholders, the Company reduced the conversion price of the Series A preferred shares to be $4.209375 per share. As this conversion price was lower than the conversion price that the holders of Series A preferred shares were otherwise entitled to, the Company determined it had modified the Series A preferred shares instrument. Accordingly, related to this deemed dividend resulting from the modification, the Company recorded a one-time charge to shareholders’ deficit of $6,542, which was comprised of a $883 charge to additional paid-in capital (which depleted the balance of that account to zero) and charge of $5,659 to accumulated deficit. In addition, a corresponding credit of $6,542 was recorded to increase the carrying value of the Series A preferred. The fair value of this modification was derived from the difference between the fair value of the Series A preferred shares immediately before the modification and the fair value of the Series A preferred shares immediately after the modification, using the current-value method as defined by the American Institute of Certified Public Accountants’ guide on Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Upon the accounting for the modification, the carrying value of the Series A preferred shares exceeded its redemption value. Subsequent to the modification, no further accretion of issuance costs was recorded for Series A preferred shares during the years ended December 31, 2011 and 2010.